UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Global Equity ETF
FPAG
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the FPA Global Equity ETF (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fpag.fpa.com. You can also request this information by contacting us at (800) 982-4372.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Global Equity ETF (FPAG)	$28	0.56%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$182,546,319
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Holcim AG	5.6%
Meta Platforms, Inc. - Class A	5.4%
Analog Devices, Inc.	5.2%
Citigroup, Inc.	5.0%
Comcast Corp. - Class A	4.9%
TE Connectivity PLC	4.6%
Heineken Holding N.V.	3.8%
Aon PLC - Class A	3.8%
International Flavors & Fragrances, Inc.	3.7%
Alphabet, Inc. - Class A	3.4%
Asset Allocation
Sector Allocation
Material Fund Changes
On December 1, 2024, the Adviser has voluntarily agreed to waive all of its fees, and pay all of the operating expenses until January 31, 2025. Prior to December 1, 2024, the Adviser had contractually agreed to limit the annual operating expenses to 0.49%.
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund's distributor. In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://fpag.fpa.com.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpag.fpa.com. You can also request this information by contacting us at (800) 982-4372.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 982-4372 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Global Equity ETF
FPA Short Duration Government ETF
FPAS
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the FPA Short Duration Government ETF (“Fund”) for the period of October 31, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://fpas.fpa.com. You can also request this information by contacting us at (800) 982-4372.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Short Duration Government ETF (FPAS)	$4	0.09%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,261,279
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	103%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 2/28/2030	72.4%
U.S. Treasury Note, 4.000%, 3/31/2030	23.7%
Asset Allocation
Sector Allocation
Material Fund Changes
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund's distributor. In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
This is a summary of certain changes to the Fund since the period of October 31, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as supplemented November 26, 2024 at https://fpas.fpa.com.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpas.fpa.com. You can also request this information by contacting us at (800) 982-4372.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 982-4372 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Short Duration Government ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Global Equity ETF

(FPAG)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

FPA Global Equity ETF

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Global Equity ETF (the “ETF”). This report is not authorized for distribution to prospective investors in the ETF unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Global Equity ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 95.7%
	AEROSPACE & DEFENSE — 4.3%
14,426	Howmet Aerospace, Inc.	$1,871,485
23,071	Safran S.A.	6,037,095
		7,908,580
	APPAREL & TEXTILE PRODUCTS — 1.8%
18,745	Cie Financiere Richemont S.A.	3,240,701
	BANKING — 7.3%
127,899	Citigroup, Inc.	9,079,550
59,682	Wells Fargo & Co.	4,284,571
		13,364,121
	BEVERAGES — 7.7%
95,396	Heineken Holding N.V.	6,900,848
199,635	JDE Peet's N.V.	4,364,797
27,886	Pernod Ricard S.A.	2,751,775
		14,017,420
	CABLE & SATELLITE — 7.6%
13,339	Charter Communications, Inc. - Class A*	4,915,822
240,401	Comcast Corp. - Class A	8,870,797
		13,786,619
	CHEMICALS — 3.7%
88,068	International Flavors & Fragrances, Inc.	6,834,957
	COMMERCIAL SUPPORT SERVICES — 1.6%
55,527	Eurofins Scientific S.E.	2,955,235
	CONSTRUCTION MATERIALS — 5.6%
95,907	Holcim AG	10,244,390
	E-COMMERCE DISCRETIONARY — 3.3%
31,418	Amazon.com, Inc.*	5,977,589
	ELECTRIC UTILITIES — 0.2%
24,441	PG&E Corp.	419,896
	ELECTRICAL EQUIPMENT — 4.6%
59,097	TE Connectivity PLC	8,351,588
	ENGINEERING & CONSTRUCTION — 1.0%
23,563	Samsung C&T Corp.	1,870,638
	ENTERTAINMENT CONTENT — 1.0%
132,697	Nexon Co., Ltd.	1,804,800
	HEALTH CARE FACILITIES & SVCS — 1.1%
11,753	ICON PLC*	2,056,657
	HOME CONSTRUCTION — 0.6%
17,855	Fortune Brands Innovations, Inc.	1,087,012
	HOUSEHOLD PRODUCTS — 0.3%
30,200	Shiseido Co., Ltd.	567,798

FPA Global Equity ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 3.8%
17,237	Aon PLC - Class A	$6,879,114
	INTERNET MEDIA & SERVICES — 15.5%
40,637	Alphabet, Inc. - Class A	6,284,106
33,572	Alphabet, Inc. - Class C	5,244,954
18,716	Delivery Hero S.E.*	444,620
17,221	Meta Platforms, Inc. - Class A	9,925,495
97,770	Prosus N.V.	4,500,974
26,587	Uber Technologies, Inc.*	1,937,129
		28,337,278
	LEISURE FACILITIES & SERVICES — 2.9%
10,034	Marriott International, Inc. - Class A	2,390,099
17,901	Vail Resorts, Inc.	2,864,518
		5,254,617
	MEDICAL EQUIPMENT & DEVICES — 1.1%
8,236	Bio-Rad Laboratories, Inc. - Class A*	2,005,960
	METALS & MINING — 2.1%
848,339	Glencore PLC	3,071,645
162,887	Grupo Mexico S.A.B. de C.V.	813,778
		3,885,423
	OIL & GAS PRODUCERS — 1.5%
98,257	Kinder Morgan, Inc.	2,803,272
	OIL & GAS SERVICES & EQUIP — 0.7%
80,074	NOV, Inc.	1,218,726
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
77,433	Swire Pacific Ltd. - Class A	682,637
	RETAIL - DISCRETIONARY — 4.6%
51,594	CarMax, Inc.*	4,020,204
27,081	Ferguson Enterprises, Inc.	4,339,189
		8,359,393
	SEMICONDUCTORS — 7.3%
47,097	Analog Devices, Inc.	9,498,052
4,393	Broadcom, Inc.	735,520
16,415	NXP Semiconductors N.V.	3,119,835
		13,353,407
	TECHNOLOGY HARDWARE — 1.9%
52,602	Nintendo Co., Ltd.	3,545,611
	TECHNOLOGY SERVICES — 1.2%
49,636	LG Corp.	2,177,579

FPA Global Equity ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION EQUIPMENT — 1.0%
9,636	Westinghouse Air Brake Technologies Corp.	$1,747,489
	TOTAL COMMON STOCKS
	(Cost $165,289,485)	174,738,507
	EXCHANGE-TRADED FUNDS — 3.4%
41,816	iShares 0-3 Month Treasury Bond ETF	4,209,617
16,249	Vanguard Total World Stock ETF	1,884,071
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,752,804)	6,093,688

	TOTAL INVESTMENTS — 99.1%
	(Cost $171,042,289)	180,832,195

	Other Assets in Excess of Liabilities — 0.9%	1,714,124
	TOTAL NET ASSETS — 100.0%	$182,546,319

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $171,042,289)	$180,832,195
Foreign currency, at value (cost $16)	16
Cash	3,031,393
Receivables:
Investment securities sold	73,886
Dividends and interest	245,891
Reclaims receivable	25,561
Prepaid expenses	13,922
Other assets	977
Total assets	184,223,841

Liabilities:
Payables:
Investment securities purchased	1,584,802
Advisory fees	51,928
Fund services fees	23,967
Auditing fees	5,137
Trustees' fees and expenses	4,688
Trustees' deferred compensation (Note 3)	2,001
Shareholder reporting fees	1,875
Legal fees	1,302
Chief Compliance Officer fees	1,005
Accrued other expenses	817
Total liabilities	1,677,522
Commitments and contingencies (Note 3)
Net Assets	$182,546,319

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$166,370,551
Total distributable earnings (accumulated deficit)	16,175,768
Net Assets	$182,546,319
Number of shares issued and outstanding	6,100,000
Net asset value per share	$29.92

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2025 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $59,519)	$1,389,011
Interest	32,637
Total investment income	1,421,648

Expenses:
Advisory fees	615,803
Fund services fees	69,601
Miscellaneous	19,504
Trustees' fees and expenses	12,617
Auditing fees	10,046
Shareholder reporting fees	6,783
Legal fees	5,518
Chief Compliance Officer fees	1,000
Insurance fees	161
Interest expense	45
Total expenses	741,078
Advisory fees waived	(246,689)
Fees voluntarily waived	(210,265)
Net expenses	284,124
Net investment income (loss)	1,137,524

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	364,036
In-kind redemptions	6,402,956
Foreign currency transactions	4,256
Total realized gain (loss)	6,771,248
Net change in unrealized appreciation (depreciation) on:
Investments	(11,180,798)
Foreign currency translations	(1,105)
Net change in unrealized appreciation (depreciation)	(11,181,903)
Net realized and unrealized gain (loss)	(4,410,655)

Net Increase (Decrease) in Net Assets from Operations	$(3,273,131)

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,137,524	$1,048,165
Total realized gain (loss) on investments and foreign currency transactions	6,771,248	1,098,452
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(11,181,903)	19,626,899
Net increase (decrease) in net assets resulting from operations	(3,273,131)	21,773,516

Distributions to Shareholders:
Distributions	(2,225,048)	(1,126,149)
Total distributions to shareholders	(2,225,048)	(1,126,149)

Capital Transactions:
Net proceeds from shares sold	49,453,757	93,529,021
Cost of shares redeemed	(14,834,750)	-
Net increase (decrease) in net assets from capital transactions	34,619,007	93,529,021

Total increase (decrease) in net assets	29,120,828	114,176,388

Net Assets:
Beginning of period	153,425,491	39,249,103
End of period	$182,546,319	$153,425,491

Capital Share Transactions:
Shares sold	1,600,000	3,325,000
Shares redeemed	(475,000)	-
Net increase (decrease) in capital share transactions	1,125,000	3,325,000

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the		For the
	March 31,	Year Ended		Period Ended
	2025	September 30,		September 30
	(Unaudited)	2024	2023[1]	2022[1,2]
Net asset value, beginning of period	$30.84	$23.79	$18.59	$24.99
Income from Investment Operations:
Net investment income[3]	0.16	0.32	0.40	0.28
Net realized and unrealized gain (loss)	(1.08)	7.08	5.14	(6.49)
Total from investment operations	(0.92)	7.40	5.54	(6.21)

Less Distributions:
From net investment income	-	(0.35)	(0.34)	(0.19)
Total distributions	-	(0.35)	(0.34)	(0.19)
Net asset value, end of period	$29.92	$30.84	$23.79	$18.59

Market price, end of period[4]	$30.03	$30.92	$23.77	$18.69

Market price total return[5]	(1.66)%[6]	31.69%	29.82%	(24.92)%[6]

Net asset value total return[5]	(1.76)%[6]	31.24%	29.02%	(24.52)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$182,546	$153,425	$39,249	$18,592

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[7]	0.84%[8,9]	1.03%	1.17%	2.25%[8]
After fees waived and expenses absorbed[7]	0.56%[8,9,10]	0.49%	0.49%	0.49%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[11]	0.77%[8]	0.61%	1.08%	(0.15)%[8]
After fees waived and expenses absorbed[11]	1.05%[8]	1.15%	1.76%	1.61%[8]

Portfolio turnover rate[12]	6%[6]	38%	26%	28%[6]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Deloitte & Touche LLP.
[2]	The FPA Global Equity ETF commenced operations on December 16, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated.
[5]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
[6]	Not annualized.
[7]	Does not include the expenses of the underlying investment companies in which the Fund invests.
[8]	Annualized.
[9]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended March 31, 2025.
[10]	Effective December 1, 2024, the Adviser has voluntarily agreed to waive all of its fees, and pay all of the operating expenses until January 31, 2025. Prior to December 1, 2024, the Adviser had contractually agreed to limit the annual operating expenses to 0.49%.
[11]	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
[12]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

FPA Global Equity ETF (the “Fund”) is a non-diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term growth of principal and income. First Pacific Advisers, LP (the “Adviser”) has served as the Fund’s investment Adviser since December 16, 2021.

On April 26, 2024, the Fund acquired the assets and assumed the liabilities of FPA Global Equity ETF, a series of Northern Lights Fund Trust III, (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board on October 24, 2023. The Predecessor Board approved the Plan of Reorganization on November 21, 2023. The tax-free reorganization was accomplished on April 27, 2024. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued	Net Assets
3,600,000	$101,604,203

The net unrealized appreciation of investments transferred was $10,296,832 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the mean between the current bid and ask price on the day of valuation. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard fixed purchase transaction fee of a Creation Unit of the Fund is $400 for in-kind purchases and $100 for cash purchases, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard fixed redemption transaction fee of a Creation Unit of the Fund is $400 for in-kind redemptions and $100 for cash redemptions.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time, determines that the value of illiquid securities held by the Fund exceed 15% of its NAV, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of Adviser fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Adviser and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Adviser Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment Adviser fee to the Adviser at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), do not exceed 0.49% of the average daily net assets. This agreement is in effect until April 28, 2026.

Effective December 1, 2024, the Adviser has voluntarily agreed to waive all of its management fee and pay all of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) from December 1, 2024, through January 31, 2025. The Adviser voluntarily waived Adviser fees totaling $210,265. The Adviser will not seek recoupment of any management fee it waives or Fund expenses it pays during such period pursuant to this voluntary agreement.

For the six months ended March 31, 2025, the Adviser waived Adviser fees and reimbursed expenses totaling $246,689.

The adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. In addition, the adviser may seek reimbursement from the Fund of fees waived or payments made by the adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund’s reorganization for a period ending three years after the date of the waiver or payment if such recoupment can be achieved within the lesser of the foregoing expense limited and the expense limits in place at the time of the recoupment. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. As of March 31, 2025, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates as outlined below:

September 30, 2025	$219,057
September 30, 2026	222,147
September 30, 2027	496,118
September 30, 2028	246,689
Total	$1,184,011

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s fund accountant, transfer agent, and custodian. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2025, are reported as fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended March 31, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$171,270,640

Gross unrealized appreciation	$20,788,725
Gross unrealized depreciation	(11,227,170)
Net unrealized appreciation/depreciation on investments	$9,561,555

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions

For the six months ended March 31, 2025, purchases and sales of investments, excluding in-kind transactions and short-term investments, were $23,005,480 and $10,027,011, respectively. Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended March 31, 2025 were $32,451,474, $12,529,801, and $6,402,956, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$174,738,507	$-	$-	$174,738,507
Exchange-Traded Funds*	6,093,688	-	-	6,093,688
Total Investments	$180,832,195	$-	$-	$180,832,195

*	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 8 – Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

FPA Short Duration Government ETF

(FPAS)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

FPA Short Duration Government ETF

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Short Duration Government ETF (the “ETF”). This report is not authorized for distribution to prospective investors in the ETF unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Short Duration Government ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 96.1%
	U.S. TREASURY NOTES & BONDS — 96.1%
	U.S. Treasury Note
$911,000	4.000%, 2/28/2030	$913,265
298,000	4.000%, 3/31/2030	298,643
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,203,969)	1,211,908
	TOTAL BONDS & DEBENTURES
	(Cost $1,203,969)	1,211,908

	TOTAL INVESTMENTS — 96.1%
	(Cost $1,203,969)	1,211,908

	Other Assets in Excess of Liabilities — 3.9%	49,371
	TOTAL NET ASSETS — 100.0%	$1,261,279

See accompanying Notes to Financial Statements.

1

FPA Short Duration Government ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $1,203,969)	$1,211,908
Cash	24,576
Receivables:
Dividends and interest	3,201
Due from Advisor	15,955
Prepaid offering costs	17,970
Prepaid expenses	10,507
Total assets	1,284,117

Liabilities:
Payables:
Fund services fees	8,535
Auditing fees	5,827
Legal fees	4,401
Shareholder reporting fees	1,720
Trustees' deferred compensation (Note 3)	918
Trustees' fees and expenses	466
Chief Compliance Officer fees	179
Accrued other expenses	792
Total liabilities	22,838
Commitments and contingencies (Note 3)
Net Assets	$1,261,279

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$1,250,000
Total distributable earnings (accumulated deficit)	11,279
Net Assets	$1,261,279
Number of shares issued and outstanding	50,000
Net asset value per share	$25.23

See accompanying Notes to Financial Statements.

2

FPA Short Duration Government ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 20251 (Unaudited)

Investment income:
Interest	$21,200
Total investment income	21,200

Expenses:
Advisory fees	1,286
Fund services fees	17,267
Shareholder reporting fees	16,403
Trustees' fees and expenses	9,052
Miscellaneous	7,565
Auditing fees	5,827
Legal fees	5,402
Insurance fees	1,241
Chief Compliance Officer fees	509
Offering costs	199
Interest expense	11
Total expenses	64,762
Advisory fees waived	(1,286)
Other expenses absorbed	(62,999)
Net expenses	477
Net investment income (loss)	20,723

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,301
Total realized gain (loss)	3,301
Net change in unrealized appreciation (depreciation) on:
Investments	7,939
Net change in unrealized appreciation (depreciation)	7,939
Net realized and unrealized gain (loss)	11,240

Net Increase (Decrease) in Net Assets from Operations	$31,963

[1]	The FPA Short Duration Government ETF commenced operations on October 31, 2024.

See accompanying Notes to Financial Statements.

3

FPA Short Duration Government ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2025[1]
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$20,723
Total realized gain (loss) on investments	3,301
Net change in unrealized appreciation (depreciation) on investments	7,939
Net increase (decrease) in net assets resulting from operations	31,963

Distributions to Shareholders:
Distributions	(20,684)
Total distributions to shareholders	(20,684)

Capital Transactions:
Net proceeds from shares sold	1,250,000
Net increase (decrease) in net assets from capital transactions	1,250,000
Total increase (decrease) in net assets	1,261,279

Net Assets:
Beginning of period	-
End of period	$1,261,279
Capital Share Transactions:
Shares sold	50,000
Net increase (decrease) in capital share transactions	50,000

[1]	The FPA Short Duration Government ETF commenced operations on October 31, 2024.

See accompanying Notes to Financial Statements.

4

FPA Short Duration Government ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31,
2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income[2]	0.41
Net realized and unrealized gain	0.23
Total from investment operations	0.64

Less Distributions:
From net investment income	(0.41)
Total distributions	(0.41)
Net asset value, end of period	$25.23

Market price, end of period[3]	$25.38

Market price total return[4]	3.20%[5]

Net asset value total return[4]	2.58%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,261

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	12.58%[7,8]
After fees waived and expenses absorbed[6]	0.09%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[9]	(8.46)%[7]
After fees waived and expenses absorbed[9]	4.03%[7]

Portfolio turnover rate[10]	103%[5]

[1]	The FPA Short Duration Government ETF commenced operations on October 31, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated.
[4]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
[5]	Not annualized.
[6]	Does not include the expenses of the underlying investment companies in which the Fund invests.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the period ended March 31, 2025.
[9]	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
[10]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

5

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

FPA Short Duration Government ETF (the “Fund”) is a diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term total return, which includes income and capital appreciation, while considering capital preservation. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since October 31, 2024.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

6

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard fixed purchase transaction fee of a Creation Unit of the Fund is $400 for in-kind purchases and $100 for cash purchases, regardless of the number of Creation Units created in the transaction.

7

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard fixed redemption transaction fee of a Creation Unit of the Fund is $400 for in-kind redemptions and $100 for cash redemptions.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

8

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceed 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

9

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.25% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any leverage expense, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses), do not exceed 0.09% of the average daily net assets. This agreement is in effect until October 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. For the period ended March 31, 2025, the Adviser waived advisory fees and reimbursed expenses totaling $64,285.

These expense reimbursements are subject to possible recoupment by the Adviser from the Fund (within three years) if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at time of recoupment. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. As of March 31, 2025, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates as outlined below:

September 30, 2028	$64,285
Total	$64,285

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s fund accountant, transfer agent, and custodian. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended March 31, 2025 are reported on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the period ended March 31, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

10

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended March 31, 2025 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,203,969

Gross unrealized appreciation	$7,939
Gross unrealized depreciation	-
Net unrealized appreciation/depreciation on investments	$7,939

Note 5 – Investment Transactions

For the period ended March 31, 2025, purchases and sales of investments, short-term investments, were $2,444,740 and $1,246,793, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

11

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bonds & Debentures*	$-	$1,211,908	$-	$1,211,908
Total Investments	$-	$1,211,908	$-	$1,211,908

*	For a detailed break-out of bonds & debentures by major industry classification, please refer to the Schedules of Investments.

**	The Fund did not hold any Level 1 or 3 securities at period end.

Note 8 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

12

FPA Short Duration Government ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 9 – New Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

FPA Short Duration Government ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on October 30, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Short Duration Government ETF series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed investment advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Short Government category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information regarding the Advisor and other series of the Trust managed by the Advisor reviewed by the Board during the year at other Board and Board committee meetings.

In approving the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for approval of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the Fund, the Board was familiar with the Advisor as the investment advisor for other series of the Trust, and considered the overall quality of services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in the day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

FPA Short Duration Government ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees also observed that the proposed advisory fee for the Fund was lower than the advisory fees that the Advisor charges to manage separate accounts using a strategy with similar objectives and policies as the Fund. The Trustees also considered that the estimated annual total expenses of the Fund (net of fee waivers) were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that, in light of the nature and quality of services proposed to be provided by the Advisor to the Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the Fund in its first year of operations. The Board observed that the Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses for the Fund, and that the Advisor did not anticipate earning a profit from the Fund in its first year of operations. The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by an advisor to the Trust, including any research services made available to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during its initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/6/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/6/2025